CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 436,158	$ 16,312	$ 9,139
Accounts receivable, net	781	27,476	32,381
Inventories, net	259,423	256,714	515,014
Current portion of notes receivable, net of allowance
Prepaid inventory	51,988	51,988	14,776
Total Current Assets	748,350	352,490	571,310
Property and equipment, net	30,580	33,650	54,819
Deposits	700,000		5,000
Total Assets	1,478,930	386,140	631,129
Current Liabilities:
Accounts payable and accrued expenses	326,945	377,376	170,200
Note payable	1,192,780	364,306	250,000
Loans from Related Party	117,500	104,998	150,000
Due to officers			500
Derivative liability	718,000
Total Current Liabilities	2,355,225	846,680	570,700
Stockholders' Equity
Preferred stock, Convertible Series A, Par value $0.001; authorized and issued 100 shares as of March 31, 2013 and December 31, 2012 respectively
Preferred stock, Convertible Series B, Par value $0.001; authorized 24,999,900 shares; issued and outstanding 14,750,000 shares as of March 31, 2013 and December 31, 2012, respectively	14,750	14,750	12,750
Common stock, Par value $0.001; authorized 350,000,000 shares; issued 85,611,781 and 82,371,853 shares as of March 31, 2013 and Decemebr 31, 2012, respectively	85,612	82,372	33,849
Additional Paid in Capital	9,140,680	8,131,305	2,866,428
Common stock subscribed	120,000
Accumulated Deficit	(10,237,337)	(8,688,967)	(2,852,598)
Total Stockholders' Equity	(876,295)	(460,540)	60,429
Total Liabilities and Stockholders' Equity	$ 1,478,930	$ 386,140	$ 631,129